LIQUIDITY, GOING CONCERN AND MANAGEMENT'S PLANS (Details Narrative 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Liquidity Going Concern And Managements Plans Details Narrative
Net loss	$ (1,832,286)	$ (1,454,442)	$ (6,523,077)	$ (2,937,032)